Inventory - Disclosure of inventories (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Classes of current inventories [Abstract]
Parts	$ 3,951,819	$ 4,208,596
Work in Process	11,195,408	11,282,556
Finished Goods	8,678,152	10,110,736
Total	$ 23,825,379	$ 25,601,888